12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2017
Notes
12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The non-cash transactions during the years ended December 31, 2017, 2016 and 2015 were as follows:

•$21,520 (2016 - $14,240; 2015 - $15,669) in mineral exploration expenses was related to depreciation;

•$40,490 (2016 - $0; 2015 - $0) in equipment was purchased and financed with a long term loan. See Note 9.

•$0 (2016 - $194,040; 2015 - $0) in reimbursements from optionees related to the fair value of common shares issued by Colt;

•$0 (2016 - $437,900; 2015 - $ 0) was reclassified from equity reserves to share capital pursuant to the exercise of warrants, stock options and finder’s options;

•$0 (2016 - $47,540; 2015 - $38,239) in share issue costs related to the issue of finder’s options pursuant to the private placement financing completed.